DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Growth ESG ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 8.6%
Alphabet, Inc., Class A*	2,216	$293,687
Alphabet, Inc., Class C*	1,885	252,439
T-Mobile US, Inc.	149	22,417

(Cost $394,451)		568,543

Consumer Discretionary - 12.0%
Amazon.com, Inc.*	1,794	262,086
Etsy, Inc.*	31	2,350
Hilton Worldwide Holdings, Inc.	54	9,046
Home Depot, Inc.	229	71,789
Lowe’s Cos., Inc.	174	34,596
McDonald’s Corp.	195	54,959
Starbucks Corp.	251	24,924
Tesla, Inc.*	1,186	284,735
TJX Cos., Inc.	316	27,843
Tractor Supply Co.	46	9,339
Yum! Brands, Inc.	75	9,416

(Cost $631,236)		791,083

Consumer Staples - 6.7%
Archer-Daniels-Midland Co.	113	8,331
Bunge Global SA	26	2,857
Campbell Soup Co.	50	2,009
Coca-Cola Co.	1,088	63,583
Colgate-Palmolive Co.	193	15,203
Constellation Brands, Inc., Class A	38	9,139
Costco Wholesale Corp.	126	74,685
Dollar General Corp.	94	12,325
Dollar Tree, Inc.*	90	11,123
General Mills, Inc.	169	10,758
Hershey Co.	65	12,215
Kellanova	59	3,100
Keurig Dr Pepper, Inc.	212	6,693
McCormick & Co., Inc.	54	3,501
Mondelez International, Inc., Class A	316	22,455
PepsiCo, Inc.	591	99,459
Procter & Gamble Co.	560	85,971

(Cost $463,687)		443,407

Energy - 7.8%
APA Corp.	135	4,860
Chevron Corp.	761	109,280
ConocoPhillips	516	59,634
Devon Energy Corp.	275	12,367
EOG Resources, Inc.	250	30,767
EQT Corp.	154	6,154
Exxon Mobil Corp.	1,737	178,459
Hess Corp.	119	16,727
Marathon Oil Corp.	267	6,790
Marathon Petroleum Corp.	81	12,084
ONEOK, Inc.	249	17,144
Pioneer Natural Resources Co.	100	23,164
Schlumberger NV	324	16,861
Williams Cos., Inc.	522	19,204

(Cost $546,398)		513,495

Financials - 7.6%
American Express Co.	123	21,005
Arch Capital Group Ltd.*	160	13,390
Arthur J Gallagher & Co.	60	14,940
Cboe Global Markets, Inc.	30	5,466
Chubb Ltd.	100	22,943
Everest Group Ltd.	11	4,516
FactSet Research Systems, Inc.	10	4,535
Globe Life, Inc.	27	3,325
MarketAxess Holdings, Inc.	8	1,921
Mastercard, Inc., Class A	357	147,737
Moody’s Corp.	32	11,679
MSCI, Inc.	19	9,896
Nasdaq, Inc.	91	5,081
Principal Financial Group, Inc.	58	4,282
Progressive Corp.	250	41,008
Travelers Cos., Inc.	53	9,573
Visa, Inc., Class A	690	177,109
W.R. Berkley Corp.	86	6,239

(Cost $440,374)		504,645

Health Care - 17.1%
Abbott Laboratories	390	40,673
AbbVie, Inc.	758	107,932
Agilent Technologies, Inc.	75	9,585
Amgen, Inc.	229	61,748
Biogen, Inc.*	30	7,022
Bristol-Myers Squibb Co.	894	44,146
Cigna Group	65	17,087
Elevance Health, Inc.	101	48,428
Eli Lilly & Co.	342	202,136
Gilead Sciences, Inc.	538	41,211
Hologic, Inc.*	104	7,415
IDEXX Laboratories, Inc.*	17	7,919
IQVIA Holdings, Inc.*	37	7,922
Merck & Co., Inc.	1,090	111,703
Mettler-Toledo International, Inc.*	6	6,552
Moderna, Inc.*	139	10,800
Quest Diagnostics, Inc.	31	4,254
Regeneron Pharmaceuticals, Inc.*	46	37,895
ResMed, Inc.	33	5,205
Thermo Fisher Scientific, Inc.	166	82,296
UnitedHealth Group, Inc.	398	220,082
Vertex Pharmaceuticals, Inc.*	111	39,384
Waters Corp.*	25	7,015

(Cost $1,065,644)		1,128,410

Industrials - 4.0%
Automatic Data Processing, Inc.	177	40,696
Broadridge Financial Solutions, Inc.	24	4,652
C.H. Robinson Worldwide, Inc.	27	2,215
Caterpillar, Inc.	135	33,847
Cintas Corp.	22	12,172
CSX Corp.	424	13,695
Cummins, Inc.	30	6,725
Deere & Co.	117	42,636
IDEX Corp.	18	3,630
Illinois Tool Works, Inc.	60	14,533
JB Hunt Transport Services, Inc.	35	6,484
Paychex, Inc.	77	9,392
Quanta Services, Inc.	62	11,675
Republic Services, Inc.	48	7,768
Union Pacific Corp.	131	29,510
Verisk Analytics, Inc.	30	7,243
Waste Management, Inc.	92	15,731

(Cost $244,311)		262,604

Information Technology - 33.2%
Adobe, Inc.*	92	56,213
Advanced Micro Devices, Inc.*	375	45,435
Apple, Inc.	3,229	613,349
Applied Materials, Inc.	362	54,220
Arista Networks, Inc.*	107	23,509
Autodesk, Inc.*	50	10,922
Fortinet, Inc.*	279	14,664
Keysight Technologies, Inc.*	41	5,571
Lam Research Corp.	57	40,807
Microsoft Corp.	1,709	647,557
Motorola Solutions, Inc.	39	12,592
NVIDIA Corp.	1,061	496,230
ON Semiconductor Corp.*	182	12,982
QUALCOMM, Inc.	477	61,557
ServiceNow, Inc.*	88	60,345
Texas Instruments, Inc.	245	37,414

(Cost $1,495,115)		2,193,367

Materials - 1.9%
Air Products and Chemicals, Inc.	96	25,973
Albemarle Corp.	49	5,942
CF Industries Holdings, Inc.	83	6,238
Corteva, Inc.	207	9,356
Freeport-McMoRan, Inc.	623	23,250
Linde PLC	128	52,963

(Cost $125,217)		123,722

Real Estate - 0.7%
American Tower Corp. REIT	109	22,757
Extra Space Storage, Inc. REIT	45	5,858
Iron Mountain, Inc. REIT	77	4,939
SBA Communications Corp. REIT	25	6,174
Weyerhaeuser Co. REIT	176	5,518

(Cost $44,507)		45,246

Utilities - 0.2%
Sempra
(Cost $12,284)	158	11,513

TOTAL COMMON STOCKS (Cost $5,463,224)		6,586,035

EXCHANGE-TRADED FUNDS - 0.1%
SPDR Portfolio S&P 500 Growth ETF	118	7,421
Vanguard S&P 500 Growth ETF	2	524

(Cost $7,609)		7,945

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
(Cost $1,341)	1,341	1,341

TOTAL INVESTMENTS - 99.9% (Cost $5,472,174)		$6,595,321
Other assets and liabilities, net - 0.1%		8,816

NET ASSETS - 100.0%		$6,604,137

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
1,630	26,304	(26,593)	—	—	49	—	1,341	1,341

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,586,035	$—	$—	$6,586,035
Exchange-Traded Funds	7,945	—	—	7,945
Short-Term Investments (a)	1,341	—	—	1,341

TOTAL	$6,595,321	$—	$—	$6,595,321

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPG-PH1

R-089711-1 (5/24) DBX005195 (5/24)